INTANGIBLE ASSETS - Schedule of Accumulated Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 2,892
Cost at end of year	3,102	$ 2,892
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(870)	(958)
Amortization	(132)	(125)
Assets reclassified as held for sale	0	5
Foreign currency translation	(103)	208
Cost at end of year	$ (1,105)	$ (870)